Commitments and Contingencies - Additional Information 1 (Details)										3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Dec. 06, 2022 USD ($)	Sep. 09, 2022 USD ($)	Nov. 29, 2021 $ / shares shares	Nov. 29, 2021 $ / shares shares	Sep. 14, 2021 USD ($)	Sep. 13, 2021 USD ($)	Aug. 17, 2021 USD ($)	Sep. 28, 2020 USD ($)	Dec. 31, 2020 MWh	Dec. 31, 2021 USD ($) MWh $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 18, 2021 USD ($)	Jun. 29, 2021 USD ($)
Commitments And Contingencies [Line Items]
Common stock par or stated value per share | $ / shares				$ 0.0001	$ 0.0001
Block Chain Access UK Limited [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue received to be deposited in the specific account	95.00%													95.00%
Percentage of revenue received eligible to be deposited in the company account	5.00%											5.00%
Long term purchase commitement date of expiry												Feb. 28, 2027		Feb. 28, 2027
Monthly customer advance	$ 1,000,000											$ 1,000,000		$ 1,000,000
ADIT EDTECH ACQUISITION CORP [Member]
Commitments And Contingencies [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001										$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Registration rights agreement date												Jan. 11, 2021		Jan. 11, 2021
Registration rights agreement term												The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.		The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on January 11, 2021, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Deferred underwriting payable	$ 6,762,000										$ 9,660,000	$ 6,762,000		$ 6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital														(2,898,000)	9,660,000
Contingent fee upon consummation of merger								$ 500,000								$ 250,000
ADIT EDTECH ACQUISITION CORP [Member] | GRIID
Commitments And Contingencies [Line Items]
Business acquisition, number of shares issued | shares				58,500,000	58,500,000
ADIT EDTECH ACQUISITION CORP [Member] | Wells
Commitments And Contingencies [Line Items]
Contingent fee upon consummation of merger						$ 3,500,000	$ 1,000,000
Percentage of break up fee upon termination of business combination agreement							30.00%
Percentage of contingent fee						4.00%
Additional contingent fee upon consummation of merger						$ 1,500,000
Gross proceeds of securities sold in PIPE						$ 100,000,000
With Certain Energy Provider [Member] | Site Location And Development Agreement [Member] | Red Dog [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | MWh										25
Long term purchase commitement energy gross amount									$ 1,284,000
Long term purchase commitement discount and economic development credit									270,000
Long term purchase commitement one time additional credit									100,000
Long term purchase commitement amount									914,000
Threshold amount upto which due period is not specified									600,000
Threshold amount beyon which due period is not specified									600,000
Number of monthly instalments									12,000
Letter of credit									600,000
Discount on loan payable to the energy provider									$ 235,000
Debt instrument interest rate effective percentage									4.50%
Payable To The Energy Provider																	$ 1,075,000
Incentive refundable in case of premature termination of contract									$ 100,000
Debt instrument periodic payment of principal												50,000
Debt instrument annual payment of principal	$ 300,000											300,000
Helix Digital Partners [Member] | Development And Operation Agreement [Member]
Commitments And Contingencies [Line Items]
Fuel costs												$ 28,000	$ 261,000	$ 340,000
Helix Digital Partners [Member] | Data Black River [Member] | Development And Operation Agreement [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period											3 years
Long term purchase commitement energy volume required | MWh											20
Management fees revenue eligilibility per month											$ 25,000
Percentage of foregone revenue entitled	25.00%											25.00%		25.00%
Revenue from contract with customers excluding assessed tax												$ 0	461,000	$ 462,000
Revenue in excess of fees												0	323,000	204,000	429,000
Long term purchase commitement notice period required											60 days
Long term purchase commitement notice period required based on revenue thresholds											90 days
Fuel costs												32,000	298,000	340,000	199,000
Revenue accrued to the counterparty												24,000	$ 474,000	504,000	504,000
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting payable	$ 6,762,000										$ 9,660,000	6,762,000		6,762,000	$ 9,660,000
Deferred underwriting commissions charged to additional paid-in capital												2,898,000		2,898,000
Underwriting Agreement | ADIT EDTECH ACQUISITION CORP [Member] | Early Bird Capital, Inc
Commitments And Contingencies [Line Items]
Deferred underwriting payable		$ 6,762,000
legal expenses reimbursement												$ 0		$ 0
Initial business combination expense reimbursement		$ 3,381,000
Cybersecurity Due Diligence Services | ADIT EDTECH ACQUISITION CORP [Member] | Evolve
Commitments And Contingencies [Line Items]
Merger related costs								55,000
Accounting Due Diligence Services | ADIT EDTECH ACQUISITION CORP [Member] | Edelstein
Commitments And Contingencies [Line Items]
Merger related costs								$ 16,000
Share Purchase Agreement
Commitments And Contingencies [Line Items]
Time period of notice for termination of the agreement												90 days		90 days
Share Purchase Agreement | GRIID
Commitments And Contingencies [Line Items]
Commitment fee			$ 4,000,000
Percentage of total equity interests diluted basis outstanding			2.00%
Percentage of closing price of shares			90.00%
Business combination, percentage of total consideration paid			1.00%
Share Purchase Agreement | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001											$ 0.0001		$ 0.0001
Subscription price as a percentage of issue price	92.00%													92.00%
Number of trading days for determining the closing share price												30 days		30 days
Business acquisition, issue value			$ 200,000,000,000
Share Purchase Agreement | ADIT EDTECH ACQUISITION CORP [Member] | GRIID
Commitments And Contingencies [Line Items]
Commitment fee			$ 4,000,000
Percentage of total equity interests diluted basis outstanding			2.00%
Percentage of closing price of shares			90.00%
Business combination, percentage of total consideration paid			1.00%
Share Purchase Agreement | ADIT EDTECH ACQUISITION CORP [Member] | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Business acquisition, issue value			$ 200,000,000